Leases - Schedule of Minimum Lease Payment Under these Operating Leases (Details)	Jun. 30, 2025 USD ($)
Schedule of Minimum Lease Payment Under these Operating Leases [Abstract]
2026	$ 206,913
Thereafter
Total minimum lease payments	206,913
Less: discount	(38)
Present value of minimum lease payments	$ 206,875